Bank Borrowings (Details)				12 Months Ended
	Apr. 30, 2025 USD ($)	Sep. 24, 2024	Nov. 30, 2021 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jan. 14, 2025 USD ($)	Jan. 14, 2025 HKD ($)	Dec. 31, 2024 HKD ($)	Nov. 30, 2021 HKD ($)
Bank Borrowings [Line Items]
Trade financing				$ 4,480,918	$ 35,000,000
Interest rate				3.75%	3.75%
Bank borrowings, non-current				$ 3,225,899		$ 3,411,887
Guarantee commitment				12,000,000						$ 96,100,000
Revolving trade financing				5,178,003		5,772,289
Account payable financing			$ 1,344,275								$ 10,500,000
Cash deposit				376,972						$ 2,944,490
Interest expense				283,024		336,817	$ 170,535
Repayment of bank loans				8,115,481		$ 11,010,720	$ 7,336,965
Hong Kong Interbank Offered Rate [Member]
Bank Borrowings [Line Items]
Instalment loan				$ 4,294,656	$ 33,545,132
Interest rate				2%	2%
SCB Banking Facility [Member]
Bank Borrowings [Line Items]
Outstanding principal				$ 3,416,955
Repayment of debt				$ 191,056
Bank Loans [Member]
Bank Borrowings [Line Items]
Weighted average annual interest rates for the bank loans				5.47%		5.84%	2.91%			5.47%
SCB Banking Facility [Member]
Bank Borrowings [Line Items]
Installment loan				$ 3,416,955		$ 3,575,653
DBS Banking Facility [Member]
Bank Borrowings [Line Items]
Interest rate		3.50%
Account payable financing						550,039
DBS Banking Facility [Member] | DBS Banking Facility [Member]
Bank Borrowings [Line Items]
Interest rate			2.00%
Hong Kong Interbank Offered Rate [Member] | DBS Banking Facility [Member]
Bank Borrowings [Line Items]
Interest rate			3.75%
Revolving Credit Facility [Member]
Bank Borrowings [Line Items]
Revolving trade financing				$ 1,761,048		$ 1,646,597
Subsequent Event [Member] | Maximum [Member]
Bank Borrowings [Line Items]
Account payable financing								$ 1,300,000	$ 10,500,000
Subsequent Event [Member] | Minimum [Member]
Bank Borrowings [Line Items]
Account payable financing								$ 600,000	$ 4,500,000
Hong Kong Dollars [Member]
Bank Borrowings [Line Items]
Interest rate				2.00%	2.00%
Hong Kong Dollars [Member] | DBS Banking Facility [Member]
Bank Borrowings [Line Items]
Interest rate		1.75%	2.00%
U.S. Dollars [Member]
Bank Borrowings [Line Items]
Interest rate				2.00%	2.00%
Singapore Dollars [Member]
Bank Borrowings [Line Items]
Interest rate				2.00%	2.00%
Forecast [Member]
Bank Borrowings [Line Items]
Repayment of bank loans	$ 1,825,758